Accrued expenses and other payables - Schedule of Accrued expenses (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Accrued Expenses Abstract
Payroll payable	$ 68,101	$ 57,574
Taxes payable	173,051	0
Other payable	37,748	85,565
Total	$ 278,900	$ 143,139